Quarterly Report
August 31, 2021
MFS®  International Intrinsic Value Fund
FGI-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.0%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	2,080,094	$224,026,124
Alcoholic Beverages – 5.8%
Diageo PLC	14,736,486	$707,900,468
Heineken N.V.	3,564,405	390,143,973
Pernod Ricard S.A.	3,697,048	776,803,557
		$1,874,847,998
Apparel Manufacturers – 1.8%
Adidas AG	476,183	$168,929,003
Compagnie Financiere Richemont S.A.	2,195,916	242,192,210
LVMH Moet Hennessy Louis Vuitton SE	229,190	169,622,233
		$580,743,446
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	979,673	$158,532,498
Knorr-Bremse AG	1,387,469	166,528,586
		$325,061,084
Biotechnology – 1.6%
Novozymes A.S.	6,489,904	$524,286,805
Brokerage & Asset Managers – 0.6%
Euronext N.V.	1,798,164	$208,602,727
Business Services – 6.0%
Compass Group PLC (a)	3,786,766	$78,119,568
Experian PLC	9,547,676	420,577,023
Intertek Group PLC	3,751,891	271,841,771
Nomura Research Institute Ltd.	7,506,154	282,124,681
Secom Co. Ltd.	4,194,600	318,174,222
SGS S.A.	151,840	477,199,585
Sohgo Security Services Co. Ltd.	2,262,800	102,532,000
		$1,950,568,850
Chemicals – 3.4%
Givaudan S.A.	221,441	$1,111,134,475
Computer Software – 10.3%
ANSYS, Inc. (a)	2,018,252	$737,388,551
Cadence Design Systems, Inc. (a)	10,075,825	1,647,195,871
Dassault Systemes SE	6,307,209	359,738,925
OBIC Co. Ltd.	1,392,000	265,076,580
SAP SE	2,014,949	303,246,709
		$3,312,646,636
Computer Software - Systems – 3.2%
Amadeus IT Group S.A. (a)	4,009,799	$244,872,065
Descartes Systems Group, Inc. (a)	1,356,588	106,352,886
Samsung Electronics Co. Ltd.	7,877,377	521,104,676
Wix.com Ltd. (a)	670,323	148,865,332
		$1,021,194,959
Construction – 0.8%
Geberit AG	318,161	$265,855,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.4%
Colgate-Palmolive Co.	6,075,475	$473,583,276
Kao Corp.	7,626,600	460,722,480
Kobayashi Pharmaceutical Co. Ltd.	3,855,400	301,731,528
KOSE Corp.	472,900	57,170,113
Lion Corp.	4,313,200	73,432,019
L'Oréal	1,875,411	877,563,709
Reckitt Benckiser Group PLC	6,934,150	528,055,974
ROHTO Pharmaceutical Co. Ltd. (h)	8,545,600	268,761,314
		$3,041,020,413
Electrical Equipment – 8.7%
Halma PLC	8,422,262	$347,727,823
Legrand S.A.	6,450,374	738,170,059
OMRON Corp.	2,679,100	252,775,149
Schneider Electric SE	6,272,082	1,120,492,050
Spectris PLC	4,713,368	255,318,882
Yokogawa Electric Corp.	6,135,800	96,095,836
		$2,810,579,799
Electronics – 7.5%
Analog Devices, Inc.	3,472,572	$565,855,607
DISCO Corp.	325,800	94,913,330
Hirose Electric Co. Ltd. (h)	2,576,300	429,246,730
Infineon Technologies AG	1,295,931	55,185,622
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,992,750	1,070,227,178
Texas Instruments, Inc.	1,019,940	194,716,745
		$2,410,145,212
Engineering - Construction – 1.3%
IMI PLC (h)	17,043,046	$427,158,692
Food & Beverages – 9.0%
Chocoladefabriken Lindt & Sprungli AG	6,537	$76,880,688
Danone S.A.	3,878,886	283,364,379
Ezaki Glico Co. Ltd.	3,086,000	116,690,997
ITO EN Ltd. (h)	5,803,100	367,127,901
Kerry Group PLC	1,657,175	243,023,400
Nestle S.A.	11,299,095	1,428,072,351
Nissan Foods Holdings Co. Ltd.	1,040,900	80,989,901
Toyo Suisan Kaisha Ltd. (h)	7,164,400	296,630,841
		$2,892,780,458
Insurance – 0.3%
Hiscox Ltd.	7,798,378	$98,510,071
Machinery & Tools – 6.2%
Epiroc AB	8,647,190	$189,739,256
GEA Group AG	5,262,960	243,039,022
Nordson Corp.	910,896	217,339,786
Schindler Holding AG	1,192,791	385,288,100
SMC Corp.	558,200	357,757,415
Spirax-Sarco Engineering PLC	2,506,075	555,066,436
Wartsila Oyj Abp	4,016,018	56,926,691
		$2,005,156,706
Major Banks – 0.5%
UBS Group AG	9,928,169	$165,659,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.3%
Agilent Technologies, Inc.	535,979	$94,048,235
Bruker BioSciences Corp.	1,076,288	95,046,993
EssilorLuxottica	1,464,522	287,502,616
Nihon Kohden Corp. (h)	7,365,000	247,363,314
Shimadzu Corp.	10,381,800	465,701,795
Terumo Corp.	4,514,400	188,635,157
		$1,378,298,110
Oil Services – 0.1%
Core Laboratories N.V.	1,490,888	$41,088,873
Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	10,590,200	$66,131,595
Hachijuni Bank Ltd.	10,389,300	35,790,980
Julius Baer Group Ltd.	1,519,628	103,880,658
Jyske Bank A.S. (a)	1,318,948	57,652,406
Mebuki Financial Group, Inc.	17,495,670	39,121,345
North Pacific Bank Ltd.	15,573,200	35,955,032
Sydbank A.S.	1,748,897	51,204,568
		$389,736,584
Pharmaceuticals – 0.8%
Santen Pharmaceutical Co. Ltd.	16,981,100	$253,138,245
Precious Metals & Minerals – 3.1%
Agnico-Eagle Mines Ltd.	3,366,942	$193,746,276
Franco-Nevada Corp.	4,464,107	651,225,691
Wheaton Precious Metals Corp.	3,351,029	151,024,063
		$995,996,030
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	2,429,474	$279,459,260
Real Estate – 2.2%
Deutsche Wohnen SE	2,046,173	$126,985,996
LEG Immobilien SE	1,200,914	191,427,267
TAG Immobilien AG	5,029,209	170,249,365
Vonovia SE, REIT	3,332,027	224,884,155
		$713,546,783
Specialty Chemicals – 2.9%
Croda International PLC	1,192,540	$149,987,295
Kansai Paint Co. Ltd.	4,979,300	129,036,807
Sika AG	804,167	289,877,725
Symrise AG	2,616,218	372,545,534
		$941,447,361
Specialty Stores – 0.4%
Zalando SE (a)	1,191,046	$131,913,577
Total Common Stocks		$30,374,603,577
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	6,279,741	$613,501,138

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	4,591,082	$2,356,329

Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,026,404,894	$1,026,404,894

Other Assets, Less Liabilities – 0.9%		277,766,113
Net Assets – 100.0%		$32,294,632,051
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,062,693,686 and $28,954,172,252, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
Derivative Contracts at 8/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	4,152,354	USD	4,867,909	HSBC Bank	10/08/2021	$38,471
USD	1,218,400,431	JPY	133,359,410,000	HSBC Bank	9/21/2021	6,015,662
						$6,054,133
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$30,990,461,044	$—	$—	$30,990,461,044
Mutual Funds	1,026,404,894	—	—	1,026,404,894
Total	$32,016,865,938	$—	$—	$32,016,865,938
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$6,054,133	$—	$6,054,133
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$374,535,903	$—	$8,479,863	$1,343,323	$61,847,367	$429,246,730
IMI PLC	410,368,340	—	8,784,882	3,060,483	22,514,751	427,158,692
ITO EN Ltd.	327,922,988	—	7,440,770	3,203,317	43,442,366	367,127,901
Kobayashi Pharmaceutical Co. Ltd.*	365,736,195	—	21,852,723	13,964,337	(56,116,281)	—
MFS Institutional Money Market Portfolio	1,317,578,260	1,097,632,868	1,388,806,234	7,710	(7,710)	1,026,404,894
Nihon Kohden Corp.	212,897,434	—	4,893,115	1,058,785	38,300,210	247,363,314
ROHTO Pharmaceutical Co. Ltd.	215,154,169	—	5,372,324	(569,736)	59,549,205	268,761,314
Toyo Suisan Kaisha Ltd.	293,282,793	—	5,845,358	(41,921)	9,235,327	296,630,841
	$3,517,476,082	$1,097,632,868	$1,451,475,269	$22,026,298	$178,765,235	$3,062,693,686
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$2,841	$—
IMI PLC	—	—
ITO EN Ltd.	972,031	—
Kobayashi Pharmaceutical Co. Ltd.*	—	—
MFS Institutional Money Market Portfolio	88,124	—
Nihon Kohden Corp.	2,321,808	—
ROHTO Pharmaceutical Co. Ltd.	1,074,446	—
Toyo Suisan Kaisha Ltd.	2,969,566	—
	$7,428,816	$—
* Held at period end. No longer considered an affiliated issuer.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2021, are as follows:
Japan	17.6%
United States	16.6%
France	15.4%
Switzerland	14.1%
United Kingdom	11.9%
Germany	8.6%
Canada	3.4%
Taiwan	3.3%
Netherlands	2.1%
Other Countries	7.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.